July 26, 2001


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

ATTN:    Document Control - EDGAR

RE:      American Express Signature Variable Annuity(R)
         American Enterprise Variable Annuity Account
         Post-Effective Amendment No. 4 on Form N-4
         File Nos. 333-74865 and 811-7195

Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.


Very truly yours,



/s/ Mary Ellyn Minenko
    ------------------
    Mary Ellyn Minenko
    Counsel